Intangible Assets Subject to Amortization Acquired (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 10,473
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,200
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	5,203
Unpatented Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,845
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 2,225